Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				1 Months Ended	0 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 20, 2013 Share option exchange program CNY	Dec. 20, 2013 Share option exchange program Minimum	Dec. 20, 2013 Share option exchange program Maximum	Dec. 20, 2013 Share option exchange program Unvested RSUs	Dec. 31, 2013 Share option exchange program Unvested RSUs	Dec. 20, 2013 Share option exchange program Options USD ($)
Share-based compensation
Share-based compensation expenses recognized	4,249,548	261,173	225,039
Number of ordinary shares available for future grants	240,095,221
Exercise price of shares exchanged (in dollars per share)									$ 3.96
Number of unvested RSUs exchanged (in shares)							7,954,526	7,954,526
Number of options issued upon exchange of unvested RSUs (in shares)									23,863,578
Incremental value of shares as a result of share exchange recognized as compensation expense (in CNY)				89,030
Year in which shares are vested					1 year	6 years